Inventory (Tables)	12 Months Ended
Dec. 31, 2020
Inventory
Inventory

($ in millions)
At December 31:	2020	2019
Finished goods	$190	$220
Work in process and raw materials	1,649	1,399
Total	$1,839	$1,619